Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Aug. 26, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013
Kellner Merger Fund | Class A
Risk/Return:
Trading Symbol	GAKIX
Kellner Merger Fund | Institutional Class
Risk/Return:
Trading Symbol	GAKNX